Schedule of changes in warranty costs provision (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Warranty costs provision, Beginning of year	€ 712	€ 705
Amounts used during the year (payments)	(490)	(422)
New Warranty Expenses	354	429
Warranty costs provision, End of year	576	712
WarrantyCostsProvision	(434)	(550)
Current portion of provision for warranty costs	€ 141	€ 162